Supplement Dated May 22, 2013
To the Current Prospectus and Statement of Additional Information

ING GoldenSelect Legends

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The following information directly below only affects you if you currently invest in the subaccount that corresponds to the Fidelity® VIP Contrafund® Portfolio.

The Securities and Exchange Commission issued an order to permit the ING USA Annuity and Life Insurance Company and its Separate Account B to replace, effective on or about July 12, 2013 (the “Substitution Effective Date”), the Fidelity®
VIP Contrafund® Portfolio (“Replaced Fund”) with the ING Large Cap Growth Portfolio (“Substitute Fund”).

The following lists important information regarding the upcoming fund substitution:
· Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
· On the Substitution Effective Date, your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value.
· You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
· The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund are more fully described in the Substitute Fund’s summary prospectus.
· The investment objective and policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund, along with information about the Substitute
Fund's investment adviser/subadviser, are more fully described in the Substitute Fund’s summary prospectus.
· Prior to the Substitution Effective Date you will be sent a fund summary prospectus for the Substitute Fund. Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Substitute Fund. If you have not received one, or if you need another copy, please contact our
Customer Service Center at 1-800-366-0066.
· After the Substitution Effective Date, the subaccount investing in the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.

X.30180-13GW	Page 1 of 8	May 2013

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Until May 7, 2013, ING USA was a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including ING USA (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013 ING completed an initial public offering
(“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING
U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S.
by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

The following table reflects investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
Former Fund Name	New Fund Name
Invesco Van Kampen V.I. American Franchise Fund	Invesco V.I. American Franchise Fund
ING Davis New York Venture Portfolio	ING Columbia Contrarian Core Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Invesco Growth and Income Portfolio
ING Pioneer Fund Portfolio	ING Multi-Manager Large Cap Core Portfolio

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund	ING Growth and Income Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio	ING Index Plus LargeCap Portfolio
Fidelity® VIP Equity-Income Portfolio	ING Index Plus MidCap Portfolio
Invesco V.I. American Franchise Fund	ING Index Plus Small Cap Portfolio
ProFund VP Bull	ING JPMorgan Emerging Markets Equity Portfolio
ProFund VP Europe 30	ING JPMorgan Small Cap Core Equity Portfolio
ProFund VP Rising Rates Opportunity	ING Large Cap Growth Portfolio (Class S and S2)
ING BlackRock Health Sciences Opportunities Portfolio	ING MFS Utilities Portfolio
ING BlackRock Large Cap Growth Portfolio	ING PIMCO High Yield Portfolio
ING Clarion Global Real Estate Portfolio	ING Multi-Manager Large Cap Core Portfolio*
ING Clarion Real Estate Portfolio	ING SmallCap Opportunities Portfolio
ING Global Resources Portfolio	ING T. Rowe Price International Stock Portfolio

*Effective on May 1, 2013 the Fund Subadviser changed to: Columbia Management Investment Advisers, LLC and The
London Company of Virginia d/b/a The London Company

X.30180-13GW	Page 2 of 8	May 2013

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2013, open and available to new premiums and transfers under your Contract, along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the
SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800)
SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100
F Street, N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks to provide high total return through a fully managed
investment policy utilizing U.S. and foreign equity, debt and
Investment Adviser: BlackRock Advisors, LLC	money market instruments, the combination of which will be
Investment Subadviser: BlackRock Investment	varied from time to time both with respect to types of
Management, LLC; BlackRock International Limited	securities and markets in response to changing market and
economic trends.
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Bond Portfolio	Seeks to provide maximum total return through income and
capital appreciation.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

X.30180-13GW	Page 3 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Advisors, LLC

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Investment Advisers, LLC

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that capital
Investment Subadviser: ING Investment Management	appreciation and investment income will both be major factors
Co. LLC	in achieving total return.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It
Investment Subadviser: ING Investment Management	is anticipated that capital appreciation and investment income
Co. LLC	will both be major factors in achieving total return.

X.30180-13GW	Page 4 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

X.30180-13GW	Page 5 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Moderate Portfolio but less than that of ING Retirement
Growth Portfolio.
ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Conservative Portfolio but less than that of ING Retirement
Moderate Growth Portfolio.
ING Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Growth
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

X.30180-13GW	Page 6 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Value
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Growth
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

X.30180-13GW	Page 7 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

* WisdomTreeSM is a servicemark of WisdomTree
Investments

Effective July 12, 2013, this fund will change its name to
ING Global Value Advantage Portfolio, and at that time
will change its investment objective to: Seeks long-term
growth of capital and current income.

X.30180-13GW	Page 8 of 8	May 2013

Supplement Dated May 22, 2013
To The Current Prospectus and Statement of Additional Information

Wells Fargo ING Landmark
Wells Fargo ING Opportunities

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The following information directly below only affects you if you currently invest in the subaccount that corresponds to the Fidelity® VIP Contrafund® Portfolio.

The Securities and Exchange Commission issued an order to permit the ING USA Annuity and Life Insurance Company and its Separate Account B to replace, effective on or about July 12, 2013 (the “Substitution Effective Date”), the Fidelity®
VIP Contrafund® Portfolio (“Replaced Fund”) with the ING Large Cap Growth Portfolio (“Substitute Fund”).

The following lists important information regarding the upcoming fund substitution:
· Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
· On the Substitution Effective Date, your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value.
· You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
· The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund are more fully described in the Substitute Fund’s summary prospectus.
· The investment objective and policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund, along with information about the Substitute
Fund's investment adviser/subadviser, are more fully described in the Substitute Fund’s summary prospectus.
· Prior to the Substitution Effective Date you will be sent a fund summary prospectus for the Substitute Fund. Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Substitute Fund. If you have not received one, or if you need another copy, please contact our
Customer Service Center at 1-800-366-0066.
· After the Substitution Effective Date, the subaccount investing in the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.

X.WELLS-13GW	Page 1 of 8	May 2013

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Until May 7, 2013, ING USA was a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including ING USA (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013 ING completed an initial public offering
(“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING
U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25% of ING U.S.
by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

The following table reflects investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
Former Fund Name	New Fund Name
Invesco Van Kampen V.I. American Franchise Fund	Invesco V.I. American Franchise Fund
ING Davis New York Venture Portfolio	ING Columbia Contrarian Core Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Invesco Growth and Income Portfolio
ING Pioneer Fund Portfolio	ING Multi-Manager Large Cap Core Portfolio

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund	Wells Fargo VT Intrinsic Value Fund
Fidelity® VIP Contrafund® Portfolio	Wells Fargo VT Omega Growth Fund
Invesco V.I. American Franchise Fund	Wells Fargo VT Small Cap Growth Fund
ProFund VP Bull	Wells Fargo VT Total Return Bond Fund
ProFund VP Europe 30	ING Growth and Income Portfolio (Class S)
ProFund VP Rising Rates Opportunities	ING Large Cap Growth Portfolio (Class S)
Wells Fargo VT Index Asset Allocation Fund	ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

X.WELLS-13GW	Page 2 of 8	May 2013

The following table reflects the investment portfolios that are, effective May 1, 2013, open and available to new premiums and transfers under your Contract, along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the
SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800)
SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100
F Street, N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds the
Investment Adviser: Fidelity Management & Research	composite yield on the securities comprising the S&P® Index.
Company (“FMR”)
Investment Subadviser: FMRC and other investment
advisers

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Advisors, LLC

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Clarion Global Real Estate Portfolio	Seeks high total return consisting of capital appreciation and current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: CBRE Clarion Securities LLC

ING Clarion Real Estate Portfolio	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

X.WELLS-13GW	Page 3 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Advisors, LLC

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Investment Advisers, LLC

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that capital
Investment Subadviser: ING Investment Management	appreciation and investment income will both be major factors
Co. LLC	in achieving total return.

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the S&P
500® Index, while maintaining a market level of risk.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

X.WELLS-13GW	Page 4 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while maintaining a
Investment Adviser: ING Investments, LLC	market level of risk.
Investment Subadviser: ING Investment Management
Co., LLC

ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while maintaining a
Investment Adviser: ING Investments, LLC	market level of risk.
Investment Subadviser: ING Investment Management
Co., LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Investment Subadviser: ING Investment Management	anticipated that capital appreciation and investment income will
Co. LLC	both be major factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted International
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

X.WELLS-13GW	Page 5 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Investment Advisers, LLC and The London Company
of Virginia d/b/a The London Company

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

X.WELLS-13GW	Page 6 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Portfolio but less than that of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of ING Retirement
Asset Allocation Committee	Conservative Portfolio but less than that of ING Retirement
Moderate Growth Portfolio.
ING Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Growth
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Value
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

X.WELLS-13GW	Page 7 of 8	May 2013

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Russell™ Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Growth
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co. LLC

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Investment Subadviser: ING Investment Management
Co. LLC

X.WELLS-13GW	Page 8 of 8	May 2013